Accounts Receivable	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Credit Loss [Abstract]
Accounts Receivable

7. Accounts Receivable

Accounts receivable are carried at their estimated collectible amounts, net of any estimated allowances for doubtful accounts. We grant unsecured credit to our customer’s deemed credit worthy. Ongoing credit evaluations are performed and potential credit losses estimated by management are charged to operations on a regular basis. At the time, any particular account receivable is deemed uncollectible, the balance is charged to the allowance for doubtful accounts. The Company had accounts receivable, net of allowance, of $707,509 and $435,598 as of December 31, 2021 and June 30, 2021, respectively; and allowance for doubtful accounts of $321,325 and $259,761 as of December 31, 2021 and June 30, 2021, respectively.

10. Accounts Receivable

Accounts receivable are carried at their estimated collectible amounts, net of any estimated allowances for doubtful accounts. We grant unsecured credit to our customer’s deemed credit worthy. Ongoing credit evaluations are performed and potential credit losses estimated by management are charged to operations on a regular basis. At the time, any particular account receivable is deemed uncollectible, the balance is charged to the allowance for doubtful accounts. The Company had accounts receivable, net of allowance, of $435,598 and $134,517 as of June 30, 2021 and 2020, respectively; and allowance for doubtful accounts of $259,761 and $447,498 as of June 30, 2021 and 2020, respectively.